Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Johnson Mutual Funds Trust
Entity Central Index Key	0000892657
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000015708
Shareholder Report [Line Items]
Fund Name	Johnson Equity Income Fund
Class Name	Class I
Trading Symbol	JEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Equity Income Fund - Class I	S&P 500® Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$1,010,484	$1,039,926
Jun-2017	$1,193,247	$1,226,033
Jun-2018	$1,342,701	$1,402,264
Jun-2019	$1,578,312	$1,548,344
Jun-2020	$1,613,957	$1,664,547
Jun-2021	$2,245,247	$2,343,585
Jun-2022	$2,121,462	$2,094,795
Jun-2023	$2,412,294	$2,505,250
Jun-2024	$2,682,840	$3,120,443
Jun-2025	$2,941,816	$3,593,616

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Equity Income Fund - Class I	9.65%	12.76%	11.39%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 685,708,276
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 2,470,965
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$685,708,276 Number of Portfolio Holdings47 Advisory Fee $2,470,965 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Value	Value
Materials	1.9%
Money Market	2.4%
Communications	2.6%
Consumer Staples	4.6%
Utilities	6.3%
Energy	6.3%
Consumer Discretionary	9.1%
Health Care	11.9%
Industrials	13.6%
Financials	17.7%
Technology	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.8%
Williams Cos., Inc. (The)	3.3%
Amazon.com, Inc.	3.3%
Nasdaq, Inc.	3.2%
American Electric Power Co., Inc.	3.2%
Alliant Energy Corp.	3.1%
Chevron Corp.	3.0%
Danaher Corp.	2.7%
Axis Capital Holdings Ltd.	2.7%
nVent Electric plc	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000244749
Shareholder Report [Line Items]
Fund Name	Johnson Equity Income Fund
Class Name	Class S
Trading Symbol	JEQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Equity Income Fund - Class S	S&P 500® Index
Sep-2023	$10,000	$10,000
Jun-2024	$11,182	$12,413
Jun-2025	$12,231	$14,295

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 15, 2023)
Johnson Equity Income Fund - Class S	9.37%	11.89%
S&P 500® Index	15.16%	22.07%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 685,708,276
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 2,470,965
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$685,708,276 Number of Portfolio Holdings47 Advisory Fee $2,470,965 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Value	Value
Materials	1.9%
Money Market	2.4%
Communications	2.6%
Consumer Staples	4.6%
Utilities	6.3%
Energy	6.3%
Consumer Discretionary	9.1%
Health Care	11.9%
Industrials	13.6%
Financials	17.7%
Technology	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.8%
Williams Cos., Inc. (The)	3.3%
Amazon.com, Inc.	3.3%
Nasdaq, Inc.	3.2%
American Electric Power Co., Inc.	3.2%
Alliant Energy Corp.	3.1%
Chevron Corp.	3.0%
Danaher Corp.	2.7%
Axis Capital Holdings Ltd.	2.7%
nVent Electric plc	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000015712
Shareholder Report [Line Items]
Fund Name	Johnson Opportunity Fund
Class Name	Class I
Trading Symbol	JOPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Opportunity Fund - Class I	Russell 2500® Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$980,975	$963,301
Jun-2017	$1,171,378	$1,154,431
Jun-2018	$1,327,413	$1,341,943
Jun-2019	$1,327,458	$1,365,664
Jun-2020	$1,237,587	$1,301,505
Jun-2021	$1,829,658	$2,053,660
Jun-2022	$1,657,461	$1,622,447
Jun-2023	$1,899,573	$1,842,781
Jun-2024	$2,127,926	$2,035,696
Jun-2025	$2,274,474	$2,237,359

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Opportunity Fund - Class I	6.89%	12.94%	8.56%
Russell 2500® Index	9.91%	11.44%	8.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 178,398,524
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 760,418
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,398,524 Number of Portfolio Holdings86 Advisory Fee $760,418 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	0.6%
Communications	1.0%
Consumer Staples	2.4%
Utilities	3.0%
Real Estate	4.3%
Energy	4.5%
Consumer Discretionary	8.1%
Materials	10.8%
Financials	12.4%
Health Care	12.5%
Industrials	18.0%
Technology	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Financial Group, Inc.	1.8%
Reliance, Inc.	1.7%
Bentley Systems, Inc. - Class B	1.7%
Avery Dennison Corp.	1.6%
Jones Lang LaSalle, Inc.	1.6%
Unitil Corp.	1.6%
Dynatrace, Inc.	1.6%
World Kinect Corp.	1.6%
Appfolio, Inc. - Class A	1.5%
DT Midstream, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000244750
Shareholder Report [Line Items]
Fund Name	Johnson Opportunity Fund
Class Name	Class S
Trading Symbol	JOSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Opportunity Fund - Class S	Russell 2500® Index
Sep-2023	$10,000	$10,000
Jun-2024	$11,320	$11,253
Jun-2025	$12,069	$12,368

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 15, 2023)
Johnson Opportunity Fund - Class S	6.61%	11.06%
Russell 2500® Index	9.91%	12.59%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 178,398,524
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 760,418
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,398,524 Number of Portfolio Holdings86 Advisory Fee $760,418 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	0.6%
Communications	1.0%
Consumer Staples	2.4%
Utilities	3.0%
Real Estate	4.3%
Energy	4.5%
Consumer Discretionary	8.1%
Materials	10.8%
Financials	12.4%
Health Care	12.5%
Industrials	18.0%
Technology	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Financial Group, Inc.	1.8%
Reliance, Inc.	1.7%
Bentley Systems, Inc. - Class B	1.7%
Avery Dennison Corp.	1.6%
Jones Lang LaSalle, Inc.	1.6%
Unitil Corp.	1.6%
Dynatrace, Inc.	1.6%
World Kinect Corp.	1.6%
Appfolio, Inc. - Class A	1.5%
DT Midstream, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000071343
Shareholder Report [Line Items]
Fund Name	Johnson International Fund
Trading Symbol	JINTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson International Fund	$54	1.01%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson International Fund	MSCI ACWI ex USA Index
Jun-2015	$10,000	$10,000
Jun-2016	$8,908	$8,975
Jun-2017	$10,217	$10,811
Jun-2018	$10,897	$11,598
Jun-2019	$11,288	$11,747
Jun-2020	$10,520	$11,183
Jun-2021	$13,993	$15,178
Jun-2022	$11,747	$12,230
Jun-2023	$13,741	$13,785
Jun-2024	$15,221	$15,388
Jun-2025	$17,045	$18,115

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson International Fund	11.98%	10.13%	5.48%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,562,272
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 105,207
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,562,272 Number of Portfolio Holdings90 Advisory Fee $105,207 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	0.5%
Preferred Stocks	0.9%

Country Weighting (% of net assets)

Value	Value
Jersey	0.3%
Sweden	0.5%
United States	0.5%
Singapore	0.7%
Denmark	1.0%
Philippines	1.4%
South Africa	1.4%
Italy	1.5%
Netherlands	1.9%
South Korea	2.4%
Mexico	2.6%
Brazil	2.8%
Cayman Islands	3.0%
Australia	3.2%
Hong Kong	3.3%
Spain	3.7%
India	3.7%
Taiwan Province of China	4.4%
China	5.3%
Switzerland	6.5%
France	7.5%
Germany	7.8%
Canada	7.9%
United Kingdom	10.7%
Japan	15.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Iberdrola S.A. - ADR	2.2%
Sony Group Corp. - ADR	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.2%
China Construction Bank Corp. - ADR	2.2%
Roche Holding AG - ADR	2.1%
Industrial & Commercial Bank of China Ltd. - ADR	2.1%
Schneider Electric SE - ADR	2.1%
Tencent Holdings Ltd. - ADR	2.0%
Tokio Marine Holdings, Inc. - ADR	2.0%
Mitsubishi UFJ Financial Group, Inc. - ADR	2.0%

Material Fund Change [Text Block]

Material Fund Changes

On August 20, 2025, the Johnson Mutual Fund Board of Trustees approved the liquidation of the Johnson International Fund based on the Adviser’s recommendation. It is expected that the Johnson International Fund will liquidate in the fourth quarter of 2025.

C000015709
Shareholder Report [Line Items]
Fund Name	Johnson Enhanced Return Fund
Trading Symbol	JENHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Enhanced Return Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Enhanced Return Fund	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Enhanced Return Fund	15.38%	14.05%	12.48%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 280,963,820
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 464,093
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$280,963,820 Number of Portfolio Holdings102 Advisory Fee $464,093 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.0%
Corporate Bonds	64.5%
Money Market Funds	2.0%
Municipal Bonds	1.4%
U.S. Government & Agencies	1.4%
U.S. Treasury Obligations	18.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Municipal Bonds	1.3%
U.S. Government & Agencies	1.4%
Money Market Funds	2.0%
Collateralized Mortgage Obligations	12.0%
Utilities	13.1%
U.S. Treasury Obligations	18.6%
Industrials	20.6%
Finance	30.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 1.500%, due 02/15/30	4.9%
U.S. Treasury Notes, 2.750%, due 02/15/28	4.2%
U.S. Treasury Notes, 4.500%, due 11/15/25 - AU-2025	2.8%
U.S. Treasury Notes, 2.375%, due 05/15/29	2.8%
Emerson Electric Co., 2.000%, due 12/21/28	1.9%
Bank of America Corp., 5.202%, due 04/25/29	1.8%
Enterprise Products Operating, LLC, 5.050%, due 01/10/26	1.8%
MPLX, L.P., 1.750%, due 03/1/26	1.7%
American Express Co., 1.650%, due 11/4/26	1.6%
Allstate Corp. (The), 0.750%, due 12/15/25	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000244751
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class I
Trading Symbol	JIBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Core Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$1,064,915	$1,060,014
Jun-2017	$1,066,888	$1,056,679
Jun-2018	$1,065,102	$1,052,481
Jun-2019	$1,155,116	$1,135,303
Jun-2020	$1,280,535	$1,234,525
Jun-2021	$1,271,026	$1,230,411
Jun-2022	$1,127,796	$1,103,775
Jun-2023	$1,116,783	$1,093,424
Jun-2024	$1,145,974	$1,122,192
Jun-2025	$1,220,089	$1,190,377

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Core Bond Fund - Class I	6.47%	-0.96%	2.01%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,807,109,735
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 2,229,507
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,807,109,735 Number of Portfolio Holdings212 Advisory Fee (net of waivers)$2,229,507 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	26.8%
Corporate Bonds	46.1%
Money Market Funds	0.1%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	23.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
Preferred Stocks	0.5%
Municipal Bonds	0.9%
U.S. Government & Agencies	1.7%
Utilities	11.7%
Industrials	14.6%
Finance	19.4%
U.S. Treasury Obligations	23.7%
Collateralized Mortgage Obligations	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.4%
U.S. Treasury Bonds, 2.250%, due 05/15/41	4.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.8%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/1/33	2.0%
FHLMC, 3.000%, due 08/1/52	1.9%
Bank of America Corp., 5.202%, due 04/25/29	1.9%
FNMA, 2.000%, due 08/1/42	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000200604
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class F
Trading Symbol	JIMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Core Bond Fund - Class F	Bloomberg U.S. Aggregate Bond Index
May-2018	$500,000	$500,000
Jun-2018	$503,920	$504,109
Jun-2019	$543,879	$543,779
Jun-2020	$601,637	$591,303
Jun-2021	$596,429	$589,332
Jun-2022	$528,307	$528,677
Jun-2023	$522,701	$523,720
Jun-2024	$535,294	$537,499
Jun-2025	$568,828	$570,157

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Core Bond Fund - Class F	6.26%	-1.12%	1.82%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.85%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,807,109,735
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 2,229,507
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,807,109,735 Number of Portfolio Holdings212 Advisory Fee (net of waivers)$2,229,507 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	26.8%
Corporate Bonds	46.1%
Money Market Funds	0.1%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	23.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
Preferred Stocks	0.5%
Municipal Bonds	0.9%
U.S. Government & Agencies	1.7%
Utilities	11.7%
Industrials	14.6%
Finance	19.4%
U.S. Treasury Obligations	23.7%
Collateralized Mortgage Obligations	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.4%
U.S. Treasury Bonds, 2.250%, due 05/15/41	4.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.8%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/1/33	2.0%
FHLMC, 3.000%, due 08/1/52	1.9%
Bank of America Corp., 5.202%, due 04/25/29	1.9%
FNMA, 2.000%, due 08/1/42	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000015718
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class S
Trading Symbol	JIBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Core Bond Fund - Class S	Bloomberg U.S. Aggregate Bond Index
Sep-2023	$10,000	$10,000
Jun-2024	$10,449	$10,450
Jun-2025	$11,096	$11,085

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 15, 2023)
Johnson Inst Core Bond Fund - Class S	6.19%	5.97%
Bloomberg U.S. Aggregate Bond Index	6.08%	5.92%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,807,109,735
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 2,229,507
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,807,109,735 Number of Portfolio Holdings212 Advisory Fee (net of waivers)$2,229,507 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	26.8%
Corporate Bonds	46.1%
Money Market Funds	0.1%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	23.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
Preferred Stocks	0.5%
Municipal Bonds	0.9%
U.S. Government & Agencies	1.7%
Utilities	11.7%
Industrials	14.6%
Finance	19.4%
U.S. Treasury Obligations	23.7%
Collateralized Mortgage Obligations	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.4%
U.S. Treasury Bonds, 2.250%, due 05/15/41	4.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.8%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/1/33	2.0%
FHLMC, 3.000%, due 08/1/52	1.9%
Bank of America Corp., 5.202%, due 04/25/29	1.9%
FNMA, 2.000%, due 08/1/42	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000015717
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Intermediate Bond Fund
Class Name	Class I
Trading Symbol	JIBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Intermediate Bond Fund - Class I	Bloomberg Intermediate U.S. Government/Credit Bond Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$1,048,267	$1,043,320
Jun-2017	$1,056,512	$1,041,104
Jun-2018	$1,057,148	$1,035,070
Jun-2019	$1,132,165	$1,106,823
Jun-2020	$1,222,719	$1,185,581
Jun-2021	$1,224,471	$1,187,858
Jun-2022	$1,121,408	$1,101,378
Jun-2023	$1,120,257	$1,100,330
Jun-2024	$1,169,519	$1,146,461
Jun-2025	$1,252,422	$1,223,719

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Intermediate Bond Fund - Class I	7.09%	0.48%	2.28%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.74%	0.64%	2.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 254,454,505
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 351,222
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$254,454,505 Number of Portfolio Holdings84 Advisory Fee (net of waivers)$351,222 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	9.9%
Corporate Bonds	51.7%
Money Market Funds	0.1%
Municipal Bonds	1.3%
Preferred Stocks	0.6%
U.S. Government & Agencies	3.3%
U.S. Treasury Obligations	33.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.1%
Preferred Stocks	0.6%
Municipal Bonds	1.3%
U.S. Government & Agencies	3.2%
Collateralized Mortgage Obligations	9.8%
Utilities	11.1%
Industrials	17.5%
Finance	22.6%
U.S. Treasury Obligations	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.500%, due 01/31/30	5.3%
U.S. Treasury Notes, 2.875%, due 05/15/32	4.8%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.7%
U.S. Treasury Notes, 2.750%, due 08/15/32 ARS	4.6%
U.S. Treasury Notes, 4.000%, due 02/15/34	4.3%
U.S. Treasury Notes, 1.500%, due 02/15/30	3.9%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.8%
FHLB, 4.750%, due 12/10/32 - Series HQ-2032	3.2%
Truist Financial Corp., 2.250%, due 03/11/30	2.2%
Florida Power & Light Co., 5.100%, due 04/1/33	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000200603
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Intermediate Bond Fund
Class Name	Class F
Trading Symbol	JIMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Intermediate Bond Fund - Class F	Bloomberg Intermediate U.S. Government/Credit Bond Index
May-2018	$500,000	$500,000
Jun-2018	$502,847	$503,328
Jun-2019	$536,313	$538,220
Jun-2020	$578,223	$576,518
Jun-2021	$578,161	$577,625
Jun-2022	$528,919	$535,572
Jun-2023	$527,424	$535,063
Jun-2024	$549,864	$557,495
Jun-2025	$587,459	$595,063

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Intermediate Bond Fund - Class F	6.84%	0.32%	2.28%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.74%	0.64%	2.46%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 254,454,505
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 351,222
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$254,454,505 Number of Portfolio Holdings84 Advisory Fee (net of waivers)$351,222 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	9.9%
Corporate Bonds	51.7%
Money Market Funds	0.1%
Municipal Bonds	1.3%
Preferred Stocks	0.6%
U.S. Government & Agencies	3.3%
U.S. Treasury Obligations	33.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.1%
Preferred Stocks	0.6%
Municipal Bonds	1.3%
U.S. Government & Agencies	3.2%
Collateralized Mortgage Obligations	9.8%
Utilities	11.1%
Industrials	17.5%
Finance	22.6%
U.S. Treasury Obligations	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.500%, due 01/31/30	5.3%
U.S. Treasury Notes, 2.875%, due 05/15/32	4.8%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.7%
U.S. Treasury Notes, 2.750%, due 08/15/32 ARS	4.6%
U.S. Treasury Notes, 4.000%, due 02/15/34	4.3%
U.S. Treasury Notes, 1.500%, due 02/15/30	3.9%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.8%
FHLB, 4.750%, due 12/10/32 - Series HQ-2032	3.2%
Truist Financial Corp., 2.250%, due 03/11/30	2.2%
Florida Power & Light Co., 5.100%, due 04/1/33	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000015716
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Short Duration Bond Fund
Class Name	Class I
Trading Symbol	JIBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Short Duration Bond Fund - Class I	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$1,019,838	$1,015,809
Jun-2017	$1,027,821	$1,019,223
Jun-2018	$1,032,079	$1,021,927
Jun-2019	$1,076,946	$1,065,758
Jun-2020	$1,127,925	$1,110,253
Jun-2021	$1,132,042	$1,116,233
Jun-2022	$1,081,346	$1,075,816
Jun-2023	$1,090,732	$1,081,842
Jun-2024	$1,145,357	$1,135,663
Jun-2025	$1,216,457	$1,203,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Short Duration Bond Fund - Class I	6.21%	1.52%	1.98%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	5.95%	1.62%	1.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,864,142
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 273,503
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$191,864,142 Number of Portfolio Holdings91 Advisory Fee (net of waivers)$273,503 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	13.2%
Corporate Bonds	66.8%
Money Market Funds	0.1%
Municipal Bonds	3.2%
U.S. Government & Agencies	2.4%
U.S. Treasury Obligations	14.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
U.S. Government & Agencies	2.3%
Municipal Bonds	3.2%
Collateralized Mortgage Obligations	13.1%
Utilities	13.5%
U.S. Treasury Obligations	14.2%
Industrials	21.9%
Finance	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.375%, due 05/15/29	4.1%
U.S. Treasury Notes, 2.875%, due 05/15/28	3.2%
U.S. Treasury Notes, 2.625%, due 02/15/29	2.9%
U.S. Treasury Notes, 2.750%, due 02/15/28	2.7%
Interstate Power & Light Co., 3.400%, due 08/15/25	2.3%
KeyCorp, 4.150%, due 10/29/25 - Series O	2.2%
Morgan Stanley, 3.591%, due 07/22/28	2.1%
Emerson Electric Co., 2.000%, due 12/21/28	2.0%
Allstate Corp. (The), 0.750%, due 12/15/25	2.0%
Duke Energy Corp., 0.900%, due 09/15/25	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000200602
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Short Duration Bond Fund
Class Name	Class F
Trading Symbol	JIMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Short Duration Bond Fund - Class F	ICE BofA U.S. Corporate & Government, 1-3 Years Index
May-2018	$500,000	$500,000
Jun-2018	$501,485	$502,128
Jun-2019	$521,814	$523,664
Jun-2020	$545,399	$545,527
Jun-2021	$546,904	$548,466
Jun-2022	$521,216	$528,606
Jun-2023	$524,928	$531,567
Jun-2024	$550,304	$558,012
Jun-2025	$583,863	$591,223

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Short Duration Bond Fund - Class F	6.10%	1.37%	2.19%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	5.95%	1.62%	2.37%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,864,142
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 273,503
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$191,864,142 Number of Portfolio Holdings91 Advisory Fee (net of waivers)$273,503 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	13.2%
Corporate Bonds	66.8%
Money Market Funds	0.1%
Municipal Bonds	3.2%
U.S. Government & Agencies	2.4%
U.S. Treasury Obligations	14.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
U.S. Government & Agencies	2.3%
Municipal Bonds	3.2%
Collateralized Mortgage Obligations	13.1%
Utilities	13.5%
U.S. Treasury Obligations	14.2%
Industrials	21.9%
Finance	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.375%, due 05/15/29	4.1%
U.S. Treasury Notes, 2.875%, due 05/15/28	3.2%
U.S. Treasury Notes, 2.625%, due 02/15/29	2.9%
U.S. Treasury Notes, 2.750%, due 02/15/28	2.7%
Interstate Power & Light Co., 3.400%, due 08/15/25	2.3%
KeyCorp, 4.150%, due 10/29/25 - Series O	2.2%
Morgan Stanley, 3.591%, due 07/22/28	2.1%
Emerson Electric Co., 2.000%, due 12/21/28	2.0%
Allstate Corp. (The), 0.750%, due 12/15/25	2.0%
Duke Energy Corp., 0.900%, due 09/15/25	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000229855
Shareholder Report [Line Items]
Fund Name	Johnson Core Plus Bond Fund
Trading Symbol	JCPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Core Plus Bond Fund	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Core Plus Bond Fund	Bloomberg U.S. Aggregate Bond Index
Nov-2021	$1,000,000	$1,000,000
Jun-2022	$889,226	$899,536
Jun-2023	$885,599	$891,100
Jun-2024	$911,415	$914,545
Jun-2025	$970,310	$970,113

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 17, 2021)
Johnson Core Plus Bond Fund	6.46%	-0.83%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.84%

Performance Inception Date	Nov. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,121,267
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 106,744
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$49,121,267 Number of Portfolio Holdings98 Advisory Fee $106,744 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	27.2%
Corporate Bonds	62.3%
Money Market Funds	0.3%
Preferred Stocks	0.3%
U.S. Government & Agencies	1.0%
U.S. Treasury Obligations	8.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Preferred Stocks	0.3%
Money Market Funds	0.4%
U.S. Government & Agencies	1.0%
Utilities	8.5%
U.S. Treasury Obligations	8.8%
Finance	25.6%
Collateralized Mortgage Obligations	27.0%
Industrials	27.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 3.500%, due 08/1/50	2.5%
FHLMC, 2.000%, due 05/1/42	2.3%
FNMA, 2.000%, due 08/1/42	2.2%
U.S. Treasury Bonds, 2.250%, due 05/15/41	2.0%
FNMA, 4.000%, due 08/1/51	2.0%
PepsiCo, Inc., 5.000%, due 02/7/35 - Series 2020 D	2.0%
Truist Financial Corp., 2.250%, due 03/11/30	2.0%
U.S. Bancorp, 4.967%, due 07/22/33 - Series BB	1.9%
U.S. Treasury Bonds, 2.375%, due 02/15/42	1.9%
Florida Power & Light Co., 5.100%, due 04/1/33	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000015715
Shareholder Report [Line Items]
Fund Name	Johnson Municipal Income Fund
Trading Symbol	JMUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Municipal Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Municipal Income Fund	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Municipal Income Fund	Bloomberg Municipal Bond Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$1,049,967	$1,076,526
Jun-2017	$1,046,756	$1,071,275
Jun-2018	$1,048,790	$1,088,036
Jun-2019	$1,107,890	$1,161,002
Jun-2020	$1,159,090	$1,212,648
Jun-2021	$1,182,798	$1,263,164
Jun-2022	$1,085,291	$1,154,892
Jun-2023	$1,111,202	$1,191,693
Jun-2024	$1,145,958	$1,229,979
Jun-2025	$1,150,387	$1,243,666

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Municipal Income Fund	0.39%	-0.15%	1.41%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 175,687,948
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 257,274
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$175,687,948 Number of Portfolio Holdings170 Advisory Fee $257,274 Portfolio Turnover15%
Holdings [Text Block]

Quality Allocation (as a percentage of total assets)*

Value	Value
AAA	9.3%
AA	57.7%
A	24.3%
BBB	6.1%
Not Rated	2.6%

* As rated by either Standard & Poor's or Moody's Rating Agencies.

(If rated by both, the lower rating is represented.)

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.2%
Municipal Bonds	98.8%

Holdings by State of Issuance (% of total investments)

Value	Value
North Dakota	0.3%
Illinois	0.3%
Georgia	0.6%
North Carolina	0.6%
Michigan	0.8%
Virginia	1.4%
Alabama	1.6%
Colorado	2.0%
Missouri	3.0%
Indiana	3.0%
Texas	3.6%
Pennsylvania	3.9%
N/A	4.0%
Kentucky	6.0%
Ohio	68.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ohio Higher Education Facilities Revenue - Denison University, 5.000%, due 11/1/53 - Series 2021-A	2.9%
Ohio State Water Development Authority Revenue, 5.000%, due 06/1/46 - Series 2021	2.5%
Pennsylvania Economic Development Financing Authority UPMC Revenue, 5.000%, due 03/15/60 - Series 2025-A	2.2%
Ohio State Water Development Authority Revenue, 4.000%, due 12/1/46 - Series 2021-A	2.0%
FHLMC, 2.550%, due 06/15/35 - Class A - Series M-053	1.8%
Kings LSD Ohio School Improvement, 5.250%, due 12/1/54 - Series 2024	1.8%
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, 4.000%, due 01/1/36 - Series 2017-A	1.8%
Miami University Ohio General Receipts Revenue, 4.000%, due 09/1/45 - Series 2020-A	1.6%
Grandview Heights Ohio Municipal Facilities Construction and Improvement, 4.000%, due 12/1/46 - Series 2023	1.5%
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's, 5.000%, due 11/15/41 - Series 2019-CC	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.